YieldMax COIN Option Income Strategy ETF
Schedule of Investments
January 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 57.6%		Par	Value
United States Treasury Note/Bond
2.63%, 04/15/2025 (a)		$225,488,000	$224,748,503
3.00%, 07/15/2025 (a)		225,779,000	224,500,601
3.88%, 01/15/2026 (a)		229,037,000	228,315,435
TOTAL U.S. TREASURY SECURITIES (Cost $675,953,115)			677,564,539

PURCHASED OPTIONS - 6.3% (b)(c)(d)	Notional Amount	Contracts
Call Options - 6.3%			$–
Coinbase Global, Inc.		–	$–
Expiration: 02/07/2025; Exercise Price: $345.00	$624,611,520	21,440	996,960
Expiration: 02/07/2025; Exercise Price: $350.00	539,397,495	18,515	703,570
Expiration: 02/07/2025; Exercise Price: $355.00	145,665,000	5,000	182,500
Expiration: 02/21/2025; Exercise Price: $280.00	352,946,295	12,115	33,982,575
Expiration: 02/21/2025; Exercise Price: $320.00	624,611,520	21,440	25,996,000
Expiration: 02/21/2025; Exercise Price: $300.00	186,451,200	6,400	11,936,000
TOTAL PURCHASED OPTIONS (Cost $181,083,802)			73,797,605

SHORT-TERM INVESTMENTS - 41.4%
Money Market Funds - 2.3%		Shares
First American Government Obligations Fund - Class X, 4.32% (e)		26,518,312	26,518,312

U.S. Treasury Bills - 39.1%		Par
4.37%, 02/13/2025 (a)(f)		$152,770,000	152,589,753
4.36%, 03/11/2025 (a)(f)		152,626,000	151,981,536
4.15%, 05/15/2025 (a)(f)		157,749,000	155,899,043
Total U.S. Treasury Bills			460,470,332
TOTAL SHORT-TERM INVESTMENTS (Cost $486,903,365)			486,988,644

TOTAL INVESTMENTS - 105.3% (Cost $1,343,940,282)			1,238,350,788
Liabilities in Excess of Other Assets - (5.3)%			(61,870,402)
TOTAL NET ASSETS - 100.0%			$1,176,480,386
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	All or a portion of security has been pledged to the broker in connection with options as of January 31, 2025.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(f)	The rate shown is the annualized effective yield as of January 31, 2025.

YieldMax COIN Option Income Strategy ETF
Schedule of Written Options
January 31, 2025 (Unaudited)

WRITTEN OPTIONS - (11.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.2)%
Coinbase Global, Inc.
Expiration: 02/07/2025; Exercise Price: $302.50	$(116,532,000)	(4,000)	$(2,440,000)
Expiration: 02/07/2025; Exercise Price: $317.50	(277,200,495)	(9,515)	(2,416,810)
Expiration: 02/07/2025; Exercise Price: $315.00	(598,683,150)	(20,550)	(6,082,800)
Expiration: 02/07/2025; Exercise Price: $305.00	(171,593,370)	(5,890)	(3,136,425)
Expiration: 02/07/2025; Exercise Price: $342.50	(145,665,000)	(5,000)	(275,000)
Total Call Options			(14,351,035)

Put Options - (10.3)%
Coinbase Global, Inc.
Expiration: 02/21/2025; Exercise Price: $280.01	(352,946,295)	(12,115)	(19,347,460)
Expiration: 02/21/2025; Exercise Price: $320.01	(624,611,520)	(21,440)	(85,108,803)
Expiration: 02/21/2025; Exercise Price: $300.01	(186,451,200)	(6,400)	(16,900,815)
Total Put Options			(121,357,078)
TOTAL WRITTEN OPTIONS (Premiums received $211,133,307)			$(135,708,113)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

YieldMax COIN Option Income Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$677,564,539	$–	$677,564,539
Purchased Options	–	73,797,605	–	73,797,605
Money Market Funds	26,518,312	–	–	26,518,312
U.S. Treasury Bills	–	460,470,332	–	460,470,332
Total Investments	$26,518,312	$1,211,832,476	$–	$1,238,350,788

Liabilities:
Investments:
Written Options	$–	$(135,708,113)	$–	$(135,708,113)
Total Investments	$–	$(135,708,113)	$–	$(135,708,113)